Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Deferred tax assets
Inventory		$ 48,932				$ 50,936
Accruals and other reserves		7,721				8,376
Financing fees						731
Accounts receivable		1,082				939
UNICAP adjustment		1,278				1,319
Derivative contracts		487				1,104
Other		680
Gross deferred tax assets		60,180				63,405
Deferred tax liabilities
Investments in foreign entities		7,310				6,507
Fixed assets and intangibles		11,122				7,139
Financing fees		2,145
Other						762
Gross deferred tax liability		20,577				14,408
Net deferred tax asset		39,603				48,997
Net current deferred tax asset		33,465				29,027
Net long-term deferred tax asset	5,736	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Net deferred tax asset		$ 39,603				$ 48,997